Leases	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Leases

NOTE 6	Leases

The components of the net investment in sales-type and direct financing leases at December 31 were as follows:

(Dollars in Millions)	2018	2017
Aggregate future minimum lease payments to be received	$13,222	$12,709
Unguaranteed residual values accruing to the lessor’s benefit	1,877	1,731
Unearned income	(1,272)	(1,205)
Initial direct costs	257	274

Total net investment in sales-type and direct financing leases(a)	$14,084	$13,509
(a)	The accumulated allowance for uncollectible minimum lease payments was $90 million and $94 million at December 31, 2018 and 2017, respectively.

The minimum future lease payments to be received from sales-type and direct financing leases were as follows at December 31, 2018:

(Dollars in Millions)
2019	$4,264
2020	4,146
2021	2,777
2022	1,177
2023	335
Thereafter	523